Related Party Transaction	6 Months Ended
Dec. 31, 2025
Related Party Transaction [Abstract]
Related Party Transaction

Note 6 – Related Party Transaction

Other payables – related parties

During the six months ended December 31, 2025 and 2024, other payables – related parties represent reimbursement from related parties and the Company’s executive management, Mr. Chung and Mr. Au for out-of-pocket expenses incurred for business purposes. The balance due to Mr. Au was approximately $106 respectively as of December 31, 2025 and approximately $2,539 respectively as of June 30, 2025.

During the six months ended December 31, 2025 and 2024, the expenses paid for TCM formula and materials for product development to Regeneration Company Limited, a related company, were approximately $0.04 million and $0.04 million, respectively. The reimbursement to Regeneration Company Limited for out-of-pocket expenses incurred for research and development purposes were approximately $0.11 million and $0.11 million, respectively. The balance due to Regeneration Company Limited was nil as of December 31, 2025 and June 30, 2025.